UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hillman Capital Management, Inc.
Address:  4350 East West Highway
          Suite 502
          Bethesda, MD 20814

Form 13F File Number:  028-11091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark A. Hillman
Title:    President
Phone:    240-744-4510

Signature, Place, and Date of Signing:

     /s/ Mark A. Hillman           Bethesda, Maryland          November 8, 2012
     -------------------           ------------------          ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           43
                                         -----------

Form 13F Information Table Value Total:  $    43,666
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ----
3M CO COM                                COMMON   88579Y101         221       2,470          Sole                  2,470      0    0
AETNA INC NEW COM                        COMMON   00817Y108         257       6,013          Sole                  6,013      0    0
ALLSTATE CORP COM                        COMMON   020002101         270       6,980          Sole                  6,980      0    0
AMERICAN EXPRESS CO                      COMMON   025816109       2,087      37,549          Sole                 37,549      0    0
AMGEN INC COM                            COMMON   031162100         275       3,217          Sole                  3,217      0    0
APPLE COMPUTER INC                       COMMON   037833100       1,976       3,542          Sole                  3,542      0    0
AUTOMATIC DATA PROCES                    COMMON   053015103         274       4,855          Sole                  4,855      0    0
BANK OF AMERICA CORPO                    COMMON   060505104       2,068     224,052          Sole                224,052      0    0
BECTON DICKINSON & CO                    COMMON   075887109         217       2,871          Sole                  2,871      0    0
BEST BUY INC COM                         COMMON   086516101       1,504      97,240          Sole                 97,240      0    0
BOEING CO COM                            COMMON   097023105       1,941      27,686          Sole                 27,686      0    0
CAMPBELL SOUP CO COM                     COMMON   134429109         222       6,299          Sole                  6,299      0    0
CISCO SYS INC COM                        COMMON   17275R102       1,893     109,989          Sole                109,989      0    0
COMPASS MINERALS INTL                    COMMON   20451N101         254       3,261          Sole                  3,261      0    0
DU PONT E I DE NEMOUR                    COMMON   263534109       1,819      41,506          Sole                 41,506      0    0
EXXON MOBIL CORP COM                     COMMON   30231G102       2,129      24,144          Sole                 24,144      0    0
GENERAL ELEC CO                          COMMON   369604103       2,303     108,975          Sole                108,975      0    0
GOLDMAN SACHS GROUP I                    COMMON   38141G104       2,004      16,983          Sole                 16,983      0    0
GOOGLE INC CL A                          COMMON   38259P508         229         344          Sole                    344      0    0
HEINZ H J CO COM                         COMMON   423074103         253       4,382          Sole                  4,382      0    0
HEWLETT PACKARD CO CO                    COMMON   428236103       1,140      83,289          Sole                 83,289      0    0
HONEYWELL INTL INC CO                    COMMON   438516106         280       4,501          Sole                  4,501      0    0
I B M                                    COMMON   459200101         229       1,200          Sole                  1,200      0    0
INGERSOLL-RAND PLC                       COMMON   G47791101       2,261      48,265          Sole                 48,265      0    0
INTEL CORP COM                           COMMON   458140100         220      10,514          Sole                 10,514      0    0
JOHNSON & JOHNSON                        COMMON   478160104       2,204      31,340          Sole                 31,340      0    0
JOY GLOBAL INC COM                       COMMON   481165108         268       4,512          Sole                  4,512      0    0
JP MORGAN CHASE & CO                     COMMON   46625H100       1,941      47,940          Sole                 47,940      0    0
KELLOGG CO COM                           COMMON   487836108         267       4,932          Sole                  4,932      0    0
LABORATORY CORP AMER                     COMMON   50540R409         225       2,649          Sole                  2,649      0    0
MICROSOFT                                COMMON   594918104       1,907      65,578          Sole                 65,578      0    0
NUCOR CORP COM                           COMMON   670346105         249       6,148          Sole                  6,148      0    0
ORACLE SYS CORP                          COMMON   68389X105       2,026      65,802          Sole                 65,802      0    0
PARKER HANNIFIN CORP                     COMMON   701094104         227       2,934          Sole                  2,934      0    0
RAYTHEON CO COM NEW                      COMMON   755111507       2,179      39,285          Sole                 39,285      0    0
STAPLES INC COM                          COMMON   855030102         191      16,299          Sole                 16,299      0    0
SYSCO CORP COM                           COMMON   871829107         259       8,567          Sole                  8,567      0    0
TEXAS INSTRS INC COM                     COMMON   882508104       1,761      60,110          Sole                 60,110      0    0
TRANSOCEAN LTD ZUG NA                    COMMON   H8817H100       1,562      32,669          Sole                 32,669      0    0
WAL MART STORES INC                      COMMON   931142103         269       3,674          Sole                  3,674      0    0
WELLS FARGO & CO NEW                     COMMON   949746101         271       8,236          Sole                  8,236      0    0
WESTERN UN CO COM                        COMMON   959802109       1,285     102,374          Sole                102,374      0    0
YAHOO INC COM                            COMMON   984332106         250      14,397          Sole                 14,397      0    0